Financial Result (Tables)	6 Months Ended
Jun. 30, 2022
Financial Result
Schedule of financial results

Financial result is comprised of the following for the six-months periods ended June 30, 2022 and 2021:

In € thousand	2022	2021
Finance income	16,597	6,810
thereof: fair value changes	16,350	6,757
thereof: reversal of expected credit losses	124	—
Finance expenses	(931)	(13,094)
thereof: interest portion of lease payments	(230)	(214)
thereof: fair value changes	(67)	(9,391)
thereof: expected credit losses	(87)	—
thereof: interest on convertible loans	—	(3,422)
Financial result	15,666	(6,284)